FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details - Liquidity risk) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 132	¥ 958	¥ 824
Trade payables	2,968	21,529	20,326
Financial liabilities in other payables and accruals	11,555	83,809	6,749
Due to related companies	843	6,117	3,408
Due to the Shareholder	25,375	184,054	7,153
Lease liabilities	376	2,727	3,321
Interest-bearing loans and borrowings	14,278	103,563	106,931
Total	55,527	402,757	148,712
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	132	958	824
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings
Total	132	958	824
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables	2,968	21,529	20,326
Financial liabilities in other payables and accruals	11,555	83,809	6,749
Due to related companies	843	6,117	3,408
Due to the Shareholder	25,375	184,054	7,153
Lease liabilities	204	1,482	1,387
Interest-bearing loans and borrowings	987	7,159	6,729
Total	41,932	304,150	45,752
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	145	1,051	1,691
Interest-bearing loans and borrowings	3,943	28,597	29,005
Total	4,088	29,648	30,696
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	27	194	243
Interest-bearing loans and borrowings	9,348	67,807	71,197
Total	$ 9,375	¥ 68,001	¥ 71,440